FORM N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:
           or calendar year ending:12/31/11
Is this a transition report?:(Y/N)  N


Is this an amendment to a previous filing? (Y/N)  N


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing form.

1. A. Registrant Name:    SPDR S&P 500 ETF Trust
   B. File Number:        811-07330
   C. Telephone Number:   (212)656-4440

2. A. Street: 11 Wall Street
   B. City:   New York
   C. State:  New York
   D. Zip Code: 10005              Zip Ext:
   E. Foreign Country:             Foreign Postal Code:

3. Is this the first filing on this form by the Registrant? (Y/N)  N
                                                                  ---

4. Is this the last filing on this form by Registrant? (Y/N)       N
                                                                  ---

5. Is Registrant a small business investment company (SBIC)? (Y/N)
                                                                   N
   [If answer is Y (Yes) complete only items 89 through 110.]     ---
-


6. Is Registrant a unit investment trust (UIT)? (Y/N)
                                                                   Y
   [If answer is Y (Yes) complete only items 111 through 132.]    ---
-


7. A. Is Registrant a series or multiple portfolio company? (Y/N)
      [If answer is N (No), go to item 8.]                        ---
-


   B. How many separate series or portfolios did Registrant have at the end of the period?
 -
                                                                  ---









UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name: The Depository Trust Company
___________________________________________________

     B. [/] File Number (If any):
_____________________________________________

     C. [/] City: _______ State: ____ Zip Code: _____ Zip Ext.: ___

        [/] Foreign Country: _______________________ Foreign Postal
Code: _____


111. A. [/] Depositor Name:
___________________________________________________

     B. [/] File Number (If any):
_____________________________________________

     C. [/] City: ______________ State: ______ Zip Code: _______ Zip
Ext.: ____

        [/] Foreign Country: _______________________ Foreign Postal
Code: _____


112. A. [/] Sponsor Name:
_____________________________________________________

     B. [/] File Number (If any):
_____________________________________________

     C. [/] City: ______ State: ___ Zip Code: _____ Zip Ext.: ____

        [/] Foreign Country: _______________________ Foreign Postal
Code: _____


112. A. [/] Sponsor Name:
_____________________________________________________

     B. [/] File Number (If any):
_____________________________________________

     C. [/] City: ______________ State: ______ Zip Code: _______ Zip
Ext.: ____

        [/] Foreign Country: _______________________ Foreign Postal
Code: _____




113. A. [/] Trustee Name:
_____________________________________________________

     B. [/] City: _______ State: ____ Zip Code: __ Zip Ext.: ____

        [/] Foreign Country: ______________ Foreign Postal Code: _____


113. A. [/] Trustee Name:
_____________________________________________________

     B. [/] City: ______________ State: ______ Zip Code: _______ Zip
Ext.: ____

        [/] Foreign Country: _______________________ Foreign Postal
Code: _____


114. A. [/] Principal Underwriter Name:

     B. [/] File Number:

     C. [/] City: Denver_______ State: ____ Zip Code: _____ Zip
Ext.: ____

        [/] Foreign Country: _______________________ Foreign Postal
Code: _____


114. A. [/] Principal Underwriter Name:

     B. [/] File Number: _____________

     C. [/] City: ______________ State: ______ Zip Code: _______ Zip
Ext.: ____

        [/] Foreign Country: _______________________ Foreign Postal
Code: _____


115. A. [/] Independent Public Accountant Name: ______________

     B. [/] City: ______ State: ___ Zip Code: ______ Zip Ext.: ____

        [/] Foreign Country: _________ Foreign Postal Code: _____


115. A. [/] Independent Public Accountant Name:
_______________________________

     B. [/] City: ______________ State: ______ Zip Code: _______ Zip
Ext.: ____

        [/] Foreign Country: _______________________ Foreign Postal
Code: _____


116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies?
            (Y/N) ____

     B. [/] Identify the family in 10 letters: _ _ _ _ _ _ _ _ _ _

           (NOTE: In filing this form, use this identification consistently for all investment companies in family.
           This designation is for purposesof this form only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N) __

     If answer is Y (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts? (Y/N)
            _________________________________

     C. [/] Scheduled premium variable life contracts? (Y/N)
            _________________________________

     D. [/] Flexible premium variable life contracts? (Y/N)
            _________________________________

     E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N)
            _________________________________


118. [/] State the number of series existing at the end of the period that had securities registered under the
         Securities Act of 1933
         __________________________________________

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became
         effective during the period
         __________________________________________


120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
         ($000s omitted) _______________________________________


121. [/] State the number of series for which a current prospectus was in existence at the end of the period
         ________________________________

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933
         during the current period
         _________________________________________________


123. [/] State the total value of the additional units considered in answering item 122 ($000s omitted) ___________________


124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000s omitted)_______________________________________

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
         ($000s omitted) __________________________


126. Of the amount shown in item 125, state the total dollar amount sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000s omitted) ______________________


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):



			 Number of 	  Total Assets	       Total Income
		    	  Series 	($000s omitted)	       Distribution
		         Investing 	 	              ($000s omitted)

A.	U.S. Treasury direct issue

B.	U.S. Government agency
C.	State and municipal tax-free

D.	Public utility debt

E.	Brokers or dealers debt or
debt of brokers or dealers
parent

F.	All other corporate intermed.
& long-term debt

G.	All other corporate short-
    Term debt

H.	Equity security of brokers
Or dealers or parents of
Brokers or dealers

I.	Investment company equity
Securities

J.	All other equity securities
                             1	        $95,057,782	        $1,919,297
K.	Other securities
L.	Total assets of all series Of registrant
                             1	        $95,057,782	        $1,919,297
128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrants series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
         __________________________________________

         [If answer is N (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal
         or interest at the end of the current period? (Y/N)
         ___________________________________________

         [If answer is N (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
         __________________________________________


131. Total expenses incurred by all series of Registrant during the current reporting period ($000s omitted) __$84,639___________


132.List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:
    ________________________________________________

	811-07330
	811-
	811-